Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

December 31,	2011	2010	2009

Current
Federal	$ 1,797,275	$ 824,005	$ 1,024,750
State	641,007	197,239	259,538
	2,438,282	1,021,244	1,284,288
Deferred	(511,658)	(24,494)	(228,766)
	$ 1,926,624	$ 996,750	$ 1,055,522

Schedule Of Current Period Deferred Tax Assets

December 31,	2011	2010	2009

Provision for loan losses	$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest	(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned	190,619	(20,670)	-
Director stock options	(15,247)	(5,648)	(8,298)
Deferred compensation plans	4,450	(86,832)	(52,760)
Deferred loan origination costs, net	97,363	17,571	(114,426)
Depreciation	421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities	(818,015)	-	-
Net operating loss carryover	255,117	-	-
Accretion of fair value adjustments for acquired assets and liabilities	869,554	-	-
Investment impairment loss	(48,320)	-	-
Non-compete and consulting agreements	54,237	-	-
Core deposit intangible amortization	(230,368)	-	-
Defined benefit plan	(65,041)	-	-
Other	(1,400)	-	-
Reduction of valuation allowance	(500,000)	-	-
	$ (511,658)	$ (24,494)	$ (228,766)

Schedule of Deferred Tax Assets and Liabilities

December 31,	2011	2010	2009

Deferred tax assets
Allowance for loan losses	$ 948,828	$ 823,454	$ 933,688
Non-accrual interest	664,164	78,120	27,697
Impairment losses and expenses on other real estate owned	1,916,766	20,670	-
Director stock options	45,811	26,087	20,439
Deferred compensation plans	1,632,293	265,484	178,652
Net operating loss carryover	1,142,158	-	-
Fair value adjustments for acquired assets and liabilities	6,107,727	-	-
Investment impairment loss	48,320	-	-
Non-compete agreements	103,543	-	-
	$ 12,609,610	1,213,815	1,160,476

Deferred tax liabilities
Deferred loan origination costs	407,813	310,450	292,879
Depreciation	1,346,627	460,012	448,738
Core deposit intangible	1,743,032	-	-
Defined benefit plan	406,501	-	-
Net unrealized gain on securities available for sale	915,669	177,802	240,285
	4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance	7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	-	-
Net deferred tax asset	$ 7,244,029	$ 265,551	$ 178,574

Schedule of Effective Income Tax Rate Reconciliation

December 31,	2011	2010	2009

Statutory federal income tax rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from
State income taxes, net of federal income tax benefit	5.1	5.7	4.0
Bank owned life insurance	(2.9)	(3.9)	(3.5)
Other tax exempt income	(4.4)	(3.1)	(1.8)
Stock based compensation awards	0.4	1.3	1.1
Other non-deductible expenses	1.0	6.1	0.3
Reduction of valuation allowance for deferred tax asset	(7.0)
Net income attributable to the non-controlling interest	0.7	1.0	(0.9)
Effective tax rate	26.9%	41.1%	33.2%